SUBSEQUENT EVENTS (Details)	Jun. 14, 2024	Mar. 15, 2024	Oct. 14, 2022
Subsequent Event [Line Items]
Conversion ratio	0.125		0.04
Subsequent event | Minimum
Subsequent Event [Line Items]
Conversion ratio		0.25
Subsequent event | Maximum
Subsequent Event [Line Items]
Conversion ratio		0.125